Stock-Based Compensation Plans - Summary of Stock Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at beginning of period	414,590	481,210	606,025
Options granted	31,790	46,180	31,690
Options exercised	119,550	112,800	153,505
Options forfeited	0	0	3,000
Options outstanding at end of period	326,830	414,590	481,210	606,025
Options outstanding weighted average exercise price at beginning of period	$ 20.40	$ 17.52	$ 14.96
Options outstanding weighted average exercise price - Granted	$ 41.39	$ 26.20	$ 22.25
Options outstanding weighted average exercise price - Exercised	$ 12.23	$ 10.52	$ 8.62
Options outstanding weighted average exercise price - forfeited	$ 0	$ 0	$ 5.78
Options outstanding weighted average exercise price at end of period	$ 25.43	$ 20.40	$ 17.52	$ 14.96
Options outstanding weighted average remaining term	5.0	4.2	3.8	3.5
Options outstanding weighted average grant date fair value at beginning of period	$ 3,668	$ 3,782	$ 4,216
Options outstanding weighted average grant date fair value	545	489	281
Options exercised weighted average grant date fair value	732	603	705
Options forfeited weighted average grant date fair value	0	0	10
Options outstanding weighted average grant date fair value at end of period	3,481	3,668	3,782	4,216
Options exercisable at September 30, 2014	244,476
Options exercisable weighted average exercise price	$ 23.82
Options exercisable weighted average remaining term	4.0
Options exercisable weighted average grant date fair value	2,398
Options vested during twelve months ended September 30, 2014	33,148
Options vested weighted average grant date fair value	$ 372